IQ Hedge Market Neutral Tracker ETF
IQ Hedge Market Neutral Tracker ETF
Investment Objective

The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the IQ Hedge Market Neutral Index (the “Underlying Index”).

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors purchasing Shares on a national securities exchange, national securities association or over-the-counter trading system where Shares may trade from time to time (each, a “Secondary Market”) may be subject to customary brokerage commissions charged by their broker which are not reflected in the table set forth below.

Shareholder Fees (fees paid directly from your investment): No shareholder fees are levied by the Fund for purchases and sales made on the Secondary Market.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Operating Expenses		IQ Hedge Market Neutral Tracker ETF
Management Fee		0.75%
Distribution and/or Service (12b-1) Fees		none
Other Expenses	[1]	none
Acquired Fund Fees & Expenses	[2]	0.24%
Total Annual Fund Operating Expenses	[2]	0.99%
[1]	Expenses are based on estimated amounts for the current fiscal year.
[2]	The Total Annual Fund Operating Expenses may not correlate to the ratio of expenses to average net assets as reported in the "Financial Highlights" section of the Prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees & Expenses. Acquired Fund Fees & Expenses represent the Fund's pro rata share of fees and expenses incurred indirectly as a result of investing in other funds, including ETFs and money market funds.

Example.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. The return of 5% and estimated expenses are for illustration purposes only, and should not be considered indicators of expected Fund expenses or performance, which may be greater or less than the estimates.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years
IQ Hedge Market Neutral Tracker ETF	101	315

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance.

Because the Fund has not yet commenced operations, no portfolio turnover information is presented.

Principal Investment Strategies

The Fund is a “fund of funds” which means it invests, under normal circumstances, at least 80% of its net assets (excluding collateral held from securities lending), plus the amount of any borrowings for investment purposes, in the investments included in its Underlying Index, which includes underlying funds. The Underlying Index consists of a number of components (“Underlying Index Components”) selected in accordance with IndexIQ’s rules-based methodology of such Underlying Index. Such Underlying Index Components will include primarily ETFs and/or other exchange-traded vehicles issuing equity securities organized in the U.S., such as exchange traded commodity pools (“ETVs”). The Fund may also invest in one or more financial instruments, including but not limited to futures contracts and swap agreements (collectively, Financial Instruments”).

The Fund employs a “passive management” — or indexing — investment approach designed to track the performance of the Underlying Index, which was developed by Financial Development Holdco LLC (“IndexIQ”), the parent company of IndexIQ Advisors LLC, the Fund’s investment advisor (the “Advisor”). The Underlying Index seeks to track the “beta” portion of the returns (i.e., that portion of the returns of hedge funds that are non-idiosyncratic, or unrelated to manager skill) of hedge funds pursuing a market neutral strategy (the “Strategy”). Market Neutral hedge funds typically invest in both long and short positions in stocks while minimizing exposure to the systematic components of risk. These market neutral strategies seek to have a zero “beta” (or “market”) exposure to one or more systematic risk factors including the overall market (as represented by the S&P 500 Index), economic sectors or industries, market capitalization, region and country. Market neutral strategies that effectively neutralize the market exposure are not impacted by directional moves in the market.

The Underlying Index generally is based on the premise that hedge fund returns, when aggregated among hedge funds with similar investment styles, display over time significant exposures to a set of common investment strategies and asset classes. By creating an index that has similar exposures to the same investment strategies and asset classes as hedge funds generally, IndexIQ seeks to replicate the beta return characteristics of hedge funds.

The Underlying Index Components of this Strategy generally provide exposures to:

  U.S. large-cap equity;

  U.S. small-cap equity;

  Emerging market equity;

  Foreign equity (Europe, Australasia & Far East);

  U.S. government short- and intermediate-term maturity obligations;

  U.S. high yield (or “junk”) debt;

  U.S. Treasury Inflation Protection Securities (“TIPS”);

  U.S. mortgage-backed debt;

  U.S. convertible debt; and

  Foreign currencies and currency futures.

The Underlying Index is unlike traditional market-oriented indexes like the Standard & Poor’s 500® Composite Stock Total Return Index (the “S&P 500 Index”). Instead of tracking the performance of publicly-traded issuers representing a market or industry sector, the Underlying Index seeks to track the returns of distinct hedge fund investment styles. The Fund does not invest in hedge funds, and the Underlying Index does not include hedge funds as Underlying Index Components. The Fund is not a fund of hedge funds.

For additional information about the Fund’s principal investment strategies, see “Additional Description of the Principal Strategies of the Funds.”

Principal Risks

Investors in the Fund should be willing to accept a high degree of volatility in the price of the Fund’s Shares and the possibility of significant losses. As with all investments, you may lose money in the Fund. An investment in the Fund involves a substantial degree of risk and the Fund does not represent a complete investment program. As with all investments, you may lose money in the Fund. Therefore, you should consider carefully the following risks before investing in the Fund. A more complete discussion of Principal Risks is included under “Additional Description of the Principal Risks of the Funds.”

Fund of Funds Risk

The Fund’s investment performance, because it is a fund of funds, depends on the investment performance of the Underlying ETFs in which it invests.

Underlying Funds Risk

An investment in the Fund is subject to the risks associated with the Underlying ETFs that comprise the Fund’s Underlying Index.

Exchange Traded Vehicle Risk

The value of a Fund’s investment in ETFs, ETVs and exchange-traded notes (“ETNs”) is based on stock market prices and the Fund could lose money due to stock market developments, the failure of an active trading market to develop or exchange trading halts or de-listings.

Index Risk

The Underlying Index may not be successful in replicating the performance of its target strategies.

Tracking Error Risk

Although the Fund attempts to track the performance of its Underlying Index, the Fund may not be able to duplicate its exact composition or return for any number of reasons.

Market Risk

The market price of investments owned by the Fund may go up or down, sometimes rapidly or unpredictably.

New Fund Risk

The Fund is a new fund. As a new fund, there can be no assurance that it will grow to or maintain an economically viable size, in which case it may experience greater tracking error to its Underlying Index than it otherwise would at higher asset levels or it could ultimately liquidate.

Trading Price Risk

Although it is expected that generally the market price of the Shares will approximate the Fund’s NAV, there may be times when the market price in the Secondary Market and the NAV vary significantly.

Performance Information

As of the date of this Prospectus, the Fund has not yet commenced operations and therefore no performance information is presented. For current performance information, please visit the Fund’s website at www.indexiq.com.